Other assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Equity Investment in affiliate	$ 4,299	$ 525
Intangible assets	2,695	2,993
Capital assets	471	505
Other	25,624	7,538
Other assets	106,944	83,661
Deposit account over which lessor has first priority interest [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash	$ 73,855	$ 72,100